Other investments - Summary of other investments (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other investments
Other investments at the beginning	kr 32,333	kr 35,557	kr 32,582
Fair value adjustments	(8,217)	69	2,193
Currency adjustments	2,791	(3,293)	782
Other investments at the end	kr 26,907	kr 32,333	kr 35,557